INCOME TAXES - RATE RECONCILIATION (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INCOME TAX RATE RECONCILIATION
Earnings before income taxes and discontinued operation	CAD 2,451	CAD 11	CAD 2,173
Canadian federal statutory income tax rate	15.00%	15.00%	15.00%
Expected federal taxes at statutory rate	CAD 368	CAD 2	CAD 326
Increase/(decrease) resulting from:
Provincial and state income taxes	34	(204)	(36)
Foreign and other statutory rate differentials	(56)	310	394
Effects of rate-regulated accounting	(116)	(52)	(97)
Foreign allowable interest deductions	(107)	(84)	(65)
Part VI.1 tax, net of federal Part I deduction	56	55	47
Intercompany sale of investment	6	23	68
Non-taxable portion of gain on sale of investment to unrelated party	(61)
Valuation allowance	22	154	2
Noncontrolling interests	(15)	(28)	(28)
Other	11	(6)
Income taxes on earnings before discontinued operations	CAD 142	CAD 170	CAD 611
Effective income tax rate (as a percent)	5.80%	1545.50%	28.10%
Federal component of tax expense (recovery) of adjustments related to prior periods		CAD (17)